Average Annual Total Returns{- Fidelity Advisor® High Income Advantage Fund} - 10.31 Fidelity Advisor High Income Advantage Fund - AMCIZ PRO-12 - Fidelity Advisor® High Income Advantage Fund	Fidelity Advisor High Income Advantage Fund-Class A Return Before Taxes Past 1 year	Fidelity Advisor High Income Advantage Fund-Class A Return Before Taxes Past 5 years	Fidelity Advisor High Income Advantage Fund-Class A Return Before Taxes Past 10 years	Fidelity Advisor High Income Advantage Fund-Class A After Taxes on Distributions Past 1 year	Fidelity Advisor High Income Advantage Fund-Class A After Taxes on Distributions Past 5 years	Fidelity Advisor High Income Advantage Fund-Class A After Taxes on Distributions Past 10 years	Fidelity Advisor High Income Advantage Fund-Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor High Income Advantage Fund-Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor High Income Advantage Fund-Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor High Income Advantage Fund-Class M Return Before Taxes Past 1 year	Fidelity Advisor High Income Advantage Fund-Class M Return Before Taxes Past 5 years	Fidelity Advisor High Income Advantage Fund-Class M Return Before Taxes Past 10 years	Fidelity Advisor High Income Advantage Fund-Class C Return Before Taxes Past 1 year	Fidelity Advisor High Income Advantage Fund-Class C Return Before Taxes Past 5 years	Fidelity Advisor High Income Advantage Fund-Class C Return Before Taxes Past 10 years	Fidelity Advisor High Income Advantage Fund - Class I Return Before Taxes Past 1 year	Fidelity Advisor High Income Advantage Fund - Class I Return Before Taxes Past 5 years	Fidelity Advisor High Income Advantage Fund - Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	ML040 Past 1 year	ML040 Past 5 years	ML040 Past 10 years
Total	4.35%	7.89%	6.67%	2.74%	5.85%	4.55%	2.47%	5.15%	4.21%	4.32%	7.91%	6.69%	6.87%	7.96%	6.30%	8.93%	9.04%	7.37%	9.03%		7.48%	[1]	Oct. 02, 2018	6.07%	8.42%	6.61%

[1]	(a)Since inception October 2, 2018.